CAPITAL AND RESERVES - Disclosure of key assumptions (Details)		12 Months Ended
		Dec. 31, 2025 USD ($) Years $ / shares	Dec. 31, 2024 USD ($) Years $ / shares	Dec. 31, 2023 USD ($) Years $ / shares
Disclosure of classes of share capital [line items]
Share price		$ 42.52	$ 25.78	$ 19.92
Exercise price		$ 0	$ 0	$ 0
Expected option life | Years		0	0	0
Risk-free interest rate		0.00%	0.00%	0.00%
Average standard deviation	[1]	0.00%	0.00%	0.00%
Option fair value | $		$ 42.52	$ 25.78	$ 19.92
Options | September, 6, 2024
Disclosure of classes of share capital [line items]
Share price		$ 21.02
Exercise price		$ 22.59
Expected option life | Years		5
Risk-free interest rate		3.73%
Average standard deviation	[1]	63.74%
Option fair value | $		$ 11.59
Options | June 3, 2025
Disclosure of classes of share capital [line items]
Share price		$ 44.12
Exercise price		$ 41
Expected option life | Years		5
Risk-free interest rate		4.09%
Average standard deviation	[1]	57.17%
Option fair value | $		$ 24.21
Options | May 12, 2025
Disclosure of classes of share capital [line items]
Share price		$ 40.65
Exercise price		$ 0.01
Expected option life | Years		5
Risk-free interest rate		4.09%
Average standard deviation	[1]	57.70%
Option fair value | $		$ 40.64
Options | June 26, 2023
Disclosure of classes of share capital [line items]
Share price		$ 19.34
Exercise price		$ 18.83
Expected option life | Years		5
Risk-free interest rate		3.96%
Average standard deviation	[1]	67.80%
Option fair value | $		$ 11.03
RSUs | September, 6, 2024
Disclosure of classes of share capital [line items]
Share price		$ 23.72
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 23.72
RSUs | December 17, 2025
Disclosure of classes of share capital [line items]
Share price		$ 44.49
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 44.49
RSUs | December 9, 2025
Disclosure of classes of share capital [line items]
Share price		$ 43.09
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 43.09
RSUs | August 11, 2025
Disclosure of classes of share capital [line items]
Share price		$ 44.76
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 44.76
RSUs | June 3, 2025
Disclosure of classes of share capital [line items]
Share price		$ 44.12
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 44.12
RSUs | May 12, 2025
Disclosure of classes of share capital [line items]
Share price		$ 40.65
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 40.65
RSUs | August 6, 2024
Disclosure of classes of share capital [line items]
Share price		$ 21.02
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 21.02
RSUs | June 25, 2024
Disclosure of classes of share capital [line items]
Share price		$ 21.55
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 21.55
RSUs | May 12, 2024
Disclosure of classes of share capital [line items]
Share price		$ 28.49
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 28.49
RSUs | February 27, 2024
Disclosure of classes of share capital [line items]
Share price		$ 27.93
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 27.93
RSUs | February 1, 2024
Disclosure of classes of share capital [line items]
Share price		$ 24.25
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 24.25
RSUs | November, 2023
Disclosure of classes of share capital [line items]
Share price		$ 19.57
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 19.57
RSUs | June 26, 2023
Disclosure of classes of share capital [line items]
Share price		$ 19.34
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 19.34

[1]	The Average standard deviation was determined based on historical volatility of the company.